    As filed with the Securities and Exchange Commission on October 15, 2001
                                          Registration Nos. 333-36796, 811-09941

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A

                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933
                         Post- Effective Amendment No. 2                [X]
                                       and
                             REGISTRATION STATEMENT
                    UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 Amendment No. 3                        [X]

                                AMBASSADOR FUNDS
               (Exact Name of Registrant as Specified in Charter)

                         211 West Fort Street, Suite 720
                             Detroit, Michigan 48226
                     (Address of Principal Executive Office)
                                 (313) 961-3111
                         (Registrant's Telephone Number)

                          Brian T. Jeffries, President
                     Ambassador Capital Management, L.L.C.
                         211 West Fort Street, Suite 720
                             Detroit, Michigan 48226
                     (Name and Address of Agent for Service)

                                   Copies to:
                            Paul R. Rentenbach, Esq.
                               Dykema Gossett PLLC
                             400 Renaissance Center
                             Detroit, Michigan 48226
                               313-568-6915 (FAX)




--------------------------------------------------------------------------------
Approximate Date of Proposed Public Offering: Immediately upon effectiveness and continuously thereafter.

It is proposed that this filing will become effective (check appropriate box):

         [ ] 60 days after filing pursuant to Rule 485(a)(1), or

         [ ] On October 30, 2001, pursuant to Rule 485(a)(1), or

         [ ] 75 days after filing pursuant to Rule 485(a)(2), or

         [ ] On         , 2001, pursuant to Rule 485(a)(2).

         [X] Immediately upon filing pursuant to Rule 485(b), or

         [ ] On         , 2001, pursuant to Rule 485(b)


If appropriate, check this box:

         [ ] This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

--------------------------------------------------------------------------------

                                                                      PROSPECTUS
                                                                October 15, 2001






                                                         [Logo] AMBASSADOR FUNDS



                                                                   SHARES OF THE
                                                    AMBASSADOR MONEY MARKET FUND








As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities, nor has it passed upon the adequacy or accuracy of the information contained in this Prospectus. It is a criminal offense to state otherwise.

Ambassador Funds are a series of mutual funds advised by professional portfolio managers at Ambassador Capital Management, L.L.C., Detroit, Michigan.

                                TABLE OF CONTENTS

FUND SUMMARY......................................................................................................1
         Investment Objective.....................................................................................1
         Principal Investment Strategies..........................................................................1
         Principal Risks..........................................................................................1
RISK/RETURN INFORMATION...........................................................................................2
FEES AND EXPENSES.................................................................................................2
         Shareholder Fees.........................................................................................2
         Annual Fund Operating Expenses...........................................................................2
         Expense Examples.........................................................................................2
MORE ABOUT THE FUND...............................................................................................3
         Principal Investment Strategies and Risks................................................................4
         Other Investment Strategies And Risks....................................................................4
         Financial Highlights.....................................................................................3
ORGANIZATION OF THE FUND..........................................................................................4
DISTRIBUTION OF THE FUND..........................................................................................5
INVESTING IN THE FUND.............................................................................................5
         What Shares Cost.........................................................................................5
         About Purchases..........................................................................................5
HOW TO BUY SHARES.................................................................................................6
REDEEMING FUND SHARES.............................................................................................6
         About Redemptions........................................................................................6
         Redemption of Accounts with Balances Under Account Minimums..............................................7
HOW TO REDEEM SHARES..............................................................................................7
MANAGEMENT OF THE FUND............................................................................................8
         Ambassador Capital Management, L.L.C.....................................................................8
         Portfolio Managers.......................................................................................8
DIVIDENDS AND DISTRIBUTIONS.......................................................................................9
TAX CONSEQUENCES..................................................................................................9

FUND SUMMARY

This Fund Summary briefly describes the investment objectives and principal investment strategies of the Ambassador Money Market Fund and the principal risks of investing in the Fund. For further information on the Fund's principal and other investment strategies and risks, please read the section entitled "More About The Fund."

INVESTMENT OBJECTIVE
The Money Market Fund's objective is to provide current interest income, consistent with maintaining liquidity and stability of principal.

PRINCIPAL INVESTMENT STRATEGIES
The Money Market Fund's investment adviser strives to maintain a $1.00 net asset value by investing substantially all of its assets in:

         X    obligations of the United States government, its agencies and instrumentalities (including certain "mortgage-backed"
              securities);
         X    high quality commercial paper;
         X    money market instruments; and
         X    repurchase agreements collateralized by obligations of the United
              States government, its agencies and instrumentalities.

The Money Market Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 397 days or less and maintains an average dollar-weighted portfolio maturity of 90 days or less.

PRINCIPAL RISKS
Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, loss of principal is a risk of investing in the Fund. The principal risks of investing in the Fund are:

         X Credit (or Default) Risk. An issuer of a security may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security. A change in the quality rating of a security can affect the security's liquidity and make it more difficult for the Fund to sell.
         X Prepayment Risk. As interest rates fall, mortgage-backed securities tend to mature earlier than expected as a result of an increase in mortgage refinancing or prepayment, sometimes resulting in a loss on the investment.

Your investment in the Money Market Fund is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Further information about the Fund's principal investment strategies and risks is provided below under "More About the Fund."

RISK/RETURN INFORMATION

The Money Market Fund has not been in operation for a full calendar year. Accordingly, there is no information available as of the date of this Prospectus relating to the annual performance of the Money Market Fund.

FEES AND EXPENSES
Ambassador Funds will offer shares in the Money Market Fund on a no-load basis, without any front-end or back-end sales commission, without any 12b-1 plan charges, and without any redemption fee.

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Money Market Fund. Please note that the following information does not include fees that financial institutions offering shares of the Fund may charge for services they provide to you.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

         Maximum sales charge (load) imposed on purchases.............................................None
         Maximum deferred sales charge (load).........................................................None
         Sales charge (load) imposed on reinvested dividends..........................................None
         Redemption fee...............................................................................None
         Exchange fee.................................................................................None

ANNUAL FUND OPERATING EXPENSES (EXPENSES PAID FROM FUND ASSETS) AS A PERCENTAGE
 OF NET ASSETS

                                                                                                   TOTAL
                                              MANAGEMENT     DISTRIBUTION        OTHER           OPERATING
                                                 FEES        (12B-1) FEES       EXPENSES          EXPENSES
         Money Market Fund                       0.20%           0.00%            0.42%             0.62%

EXPENSE EXAMPLES

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                          1 YEAR       3 YEARS      5 YEARS      10 YEARS
                                                          ------       -------      -------      --------
         Money Market Fund                                  $63          $199         $346         $774

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the last year. Certain information reflects financial results for a single share in the Fund. The total returns in the table represent the rate that an investor would have earned on an investment in the Series (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

For a share of capital stock outstanding throughout the year indicated:

                                                                                                  Year Ended
                                                                                                 July 31, 2001
                                                                                                 -------------

         Net asset value, beginning of year ............................................           $  1.00

         Investment Operations:
                Net investment income ..................................................              0.05
                Net realized losses from investment transactions .......................            (0.00)

         Distributions:
                Dividends from net investment income....................................            (0.05)
                                                                                                    ------

         Net asset value, end of year ..................................................           $  1.00

         Total return ..................................................................            +5.18%

         Ratios/supplemental data:
                Net assets, end of period ..............................................     $  69,663,000
                Ratio of expenses to average net assets ................................             0.62%
                Ratio of net investment income to average net assets ...................             4.95%

MORE ABOUT THE FUND

The Fund's investment objective is fundamental and may be changed only by a vote of a majority of the Fund's outstanding shares. Unless otherwise noted, the investment policies of the Fund are not fundamental and the Fund's Board of Trustees may change them without shareholder approval.

The following supplements the discussion of the Fund's principal investment strategies and risks contained in the Fund Summary. In addition to the principal investment strategies and risks described in this Prospectus, the Fund may use other strategies and is subject to further restrictions and risks which are described in the Statement of Additional Information.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Commercial Paper. Commercial paper is a form of short-term (no more than 270-day maturity), usually fixed-rate, corporate debt represented by unsecured promissory notes of the issuing company. The commercial paper in which the Fund may invest will be rated at the time of investment within the two highest rating categories assigned by at least two Nationally Recognized Statistical Rating Organizations (e.g., Moody's Investors Service, Inc. and Standard and Poor's Ratings Group).

Money Market Instruments. Money market instruments include, without limitation, certificates of deposit, demand and time deposits and bankers' acceptances. Although many of these instruments are issued by financial institutions such as banks, they are not necessarily guaranteed by those organizations. The Fund may also invest in money market mutual funds whose investments are permissible for direct investment by the Fund. These funds will assess fees in addition to the fees charged by the Ambassador Funds.

Repurchase Agreements. The Fund may buy securities from financial institutions with the understanding that the seller will buy them back with interest at a later specified date. At the time the Fund enters into a repurchase agreement, the seller must provide collateral of at least 102% of the value of the securities sold. During the term of the repurchase agreement, the seller is obligated to maintain collateral of at least 100% of such value. If the seller is unable to honor its commitment to repurchase the securities, the purchasing Fund could lose money.

OTHER INVESTMENT STRATEGIES AND RISKS

When-Issued Securities, Delayed Delivery Transactions and Forward Commitments. A purchase of "when-issued" securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A "delayed delivery" or "forward commitment" transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered. These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.

Securities Lending. In order to enhance return, the Fund may lend up to one-third (based on total assets) of the securities held in its portfolio to securities firms and financial institutions. All portfolio securities loans are secured continuously by collateral in the form of cash, high quality money market instruments adjusted daily to have a market value at least equal to the current market value of the securities loaned. These transactions involve the risk of delay in recovery of the securities or possible loss of rights in the collateral if the borrower fails financially.

ORGANIZATION OF THE FUND

The Money Market Fund is a series of Ambassador Funds, a Delaware business trust. As of the date of this Prospectus, we offer only one class of shares of the Money Market Fund.

DISTRIBUTION OF THE FUND

BISYS Fund Services, whose address is 3435 Stelzer Road, Columbus, Ohio 43219, serves as the distributor for the Ambassador Funds.

INVESTING IN THE FUND

You may purchase shares of the Fund on any business day when both the New York Stock Exchange and the Federal Reserve Bank of Chicago are open. However, in light of the extraordinary circumstances that occurred during the second week of September, 2001, beginning September 14, 2001 and continuing until normal operations at the New York Stock Exchange resume, the Money Market Fund will be open on normal business days regardless of whether the New York Stock Exchange is open or closed. Please consult with your legal counsel to ensure that the Ambassador Funds are permissible investments for your organization.

WHAT SHARES COST

The offering price of a share is its net asset value (determined after the order is considered received). We calculate the net asset value per share for the Fund as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern Time). This net asset value will be used to price all purchase and redemption orders for shares of the Fund that are received during that day.

We attempt to stabilize the net asset value per share for the Money Market Fund at $1.00 per share by valuing its portfolio securities using the amortized cost method. Securities for which market prices are not available are valued in accordance with procedures adopted by our Board of Trustees. These valuation methods are more fully described in our Statement of Additional Information.

We do not impose any sales charges on the purchase of shares of the Ambassador Funds.

ABOUT PURCHASES

In order to purchase shares of the Money Market Fund on a particular day, we must receive your order before 12:00 noon (Eastern Time) that day. You will begin earning dividends on the day of your investment in the Money Market Fund if we receive your order before that time.

We reserve the right to suspend the sale of shares of the Fund temporarily and the right to refuse any order to purchase shares of the Fund.

If we receive insufficient payment for a purchase, we will cancel the purchase and may charge you a fee. In addition, you will be liable for any losses incurred by us in connection with the transaction.

HOW TO BUY SHARES

1.       VERIFY PERMISSIBILITY
         X Consult with your legal counsel to ensure compliance with applicable investment restrictions

2.       MINIMUM INVESTMENT REQUIREMENTS:
         X        $1,000 for initial investments in the Money Market Fund
         X        No minimum for subsequent investments

3.       CALL OUR TRANSFER AGENT
         X        1-800-992-0444
         $        We will treat your order as having been received at the time your call is complete.

4.       MAKE PAYMENT
         X        By check payable to Ambassador Money Market Fund and send to:

                                    Ambassador Funds
                                    P.O. Box 182419
                                    Columbus, OH  43218-2419
         OR

         X By federal funds wire. Please call our Transfer Agent at (800) 992-0444 for instructions.

REDEEMING FUND SHARES

You may redeem shares of the Fund on any business day when both the New York Stock Exchange and the Federal Reserve Bank of Chicago are open. However, in light of the extraordinary circumstances that occurred during the second week of September, 2001, beginning September 14, 2001 and continuing until normal operations at the New York Stock Exchange resume, the Money Market Fund will be open on normal business days regardless of whether the New York Stock Exchange is open or closed. The price at which we will redeem a share will be its net asset value (determined after the order is considered received). We calculate the net asset value per share for the Fund as of the close of business of the New York Stock Exchange (generally 4:00 p.m., Eastern Time).

ABOUT REDEMPTIONS

In order to redeem shares of the Fund on a particular day, we must receive your request before 12:00 noon, Eastern Time, that day. Otherwise proceeds will be reinvested the following business day.

For redemption requests received prior to the applicable cut-off time, usually the proceeds from the sale of Money Market Fund shares will be wired on the same day; checks for redemption proceeds are generally mailed on the business day following the request. For redemption requests received after the applicable cut-off time, proceeds will generally be wired or a check will be mailed one business day later, after net asset value is next determined. Proceeds to be wired will be wired to an account designated in writing by a shareholder at any domestic commercial bank that is a member of the Federal Reserve System. Proceeds to be paid by check will be mailed to the shareholder's address of record.

To the extent permitted by federal securities laws, we reserve the right to suspend the redemption of shares of the Fund temporarily under extraordinary market conditions such as market closures or restriction or suspension of trading by the Securities and Exchange Commission or in the event an emergency exists and a Fund cannot sell its assets or accurately determine the value of its assets. Where payment for shares is made by check, we also reserve the right to postpone redemptions for up to ten days.

We may terminate or modify the methods of redemption at any time. In such case, you will be promptly notified.

REDEMPTION OF ACCOUNTS WITH BALANCES UNDER ACCOUNT MINIMUMS

Due to the high cost of maintaining accounts with low balances, if your account balance for the Money Market Fund falls below $1,000, we may choose to redeem those shares and close that account without your consent. We will not close any account which is held through a retirement plan or any account whose value falls below these minimums as a result of changes in the Fund's net asset value. If we plan to close your account, we will notify you and provide you with 30 days to add to your account balance.

HOW TO REDEEM SHARES

1.       CALL OUR TRANSFER AGENT
         X        1-800-992-0444
         OR
         WRITE
         X        Ambassador Funds
                  P.O. Box 182419
                  Columbus, OH  43218-02419

2.       PROVIDE THE REQUIRED INFORMATION
         X        Specify the Money Market Fund
         X        Your account number
         X        The name and address on your account
         X        For wire transfers, your financial institution's wire transfer information (N.B. your financial institution may charge you a fee for handling this transaction) X The dollar amount or
                  number of shares you wish to redeem
         X        Your signature (for written requests)
         $        If you request any redemption to be sent to an address other than the address on record with the Fund or request any redemption to be paid to a person or persons other than the shareholder(s) of record, you will need a signature guarantee in order to redeem

MANAGEMENT OF THE FUND

Our Board of Trustees is responsible for generally overseeing the conduct of the Money Market Fund's business. Ambassador Capital Management, L.L.C. ("ACM"), whose address is 211 West Fort Street, Suite 720, Detroit, Michigan 48226, serves as investment adviser to the Fund pursuant to an investment advisory agreement. According to the terms of the investment advisory agreement, the Fund will pay to ACM an annual fee of 0.20% of its average daily net assets.

Subject to the supervision of our Board of Trustees, ACM provides a continuous investment program for the Fund, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Fund.

AMBASSADOR CAPITAL MANAGEMENT, L.L.C.

ACM is an independent investment advisory firm registered with the Securities and Exchange Commission. ACM was established in 1998 by President and Chief Executive Officer Brian T. Jeffries, formerly a partner and portfolio manager with Munder Capital Management from 1994 until 1998, where he was responsible for the management of fixed-income portfolios exceeding $1 billion in assets. Before working at Munder, Mr. Jeffries was a fixed income fund manager with Woodbridge Capital Management, the investment management subsidiary of Comerica Bank, where he managed several fixed income mutual funds.

ACM specializes in the management of fixed income and cash portfolios for public and private sector clients, including retirement plans, municipalities, corporations, endowments and foundations. As of October 1, 2001, ACM had approximately $500 million in assets under management.

Portfolio Managers

         Gregory A. Prost, CFA, Chief Investment Officer of ACM, oversees ACM's fixed income research and directs its fixed income strategy. He brings more than 10 years of investment experience to ACM. Prior to joining ACM, Mr. Prost was a partner and senior portfolio manager at Munder Capital Management from 1995 until 2000, where he was responsible for managing fixed income portfolios. Mr. Prost is a Chartered Financial Analyst. He earned a B.A. from Kalamazoo College and an M.B.A. from Western Michigan University.

         Kathryn J. Nurre, Vice President and Senior Portfolio Manager of ACM, has been the portfolio manager of the Money Market Fund since its inception in 2000. Ms. Nurre has over 15 years experience in the capital markets. Prior to joining ACM, Ms. Nurre was director of short term investments at Cranbrook Capital Management, Inc. (the investment management subsidiary of First of Michigan Corporation) from 1995 until 1998, where she was responsible for the management of over $500 million in client assets. Ms. Nurre earned a B.A. from the University of Cincinnati.

DIVIDENDS AND DISTRIBUTIONS

As a shareholder, you are entitled to your share of the Money Market Fund's net income and gains on its investments. The Fund passes substantially all of its earnings along to its shareholders as distributions. When the Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution. The Money Market Fund declares dividends daily and pays them monthly. The Fund distributes its net realized capital gains, if any, at least annually.

It is possible that the Fund may make a distribution in excess of its earnings and profits. You will treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You will treat the excess of any such distribution over your basis in your shares as gain from a sale of shares. The Fund will pay distributions in additional shares of the distributing Fund. If you wish to receive distributions in cash, either indicate this request on your account application form or notify us by calling 1-800-992-0444.

TAX CONSEQUENCES

There are many important tax consequences associated with investment in the Ambassador Funds. Please read the summary below and consult your tax advisor regarding specific federal, state and local tax consequences applicable to your investment.

The Fund intends to distribute to shareholders dividends of its net investment income and distributions of capital gains. Distributions of income, whether or not they are reinvested in Fund shares, may be subject to federal income tax. In addition, sales of Fund shares and capital gains distributions may be subject to federal taxation. The rate at which you may be taxed on the sale of Fund shares varies depending on the length of time you hold the Fund being sold. The rate at which you may be taxed on capital gains distributions depends on the length of time the Fund holds the security.

Governmental entities which are shareholders of the Fund will not be subject to federal income tax on distributions from the Fund or on sales of the Fund's shares.

                                  [BACK COVER]




You can find additional information about Ambassador Funds in its Annual and Semi-Annual Reports to Shareholders and in the Statement of Additional Information ("SAI"). The Annual and Semi-Annual Reports to Shareholders include financial statements, detailed performance information, portfolio holdings, management's discussion of Fund performance, market conditions and investment strategies and, in the Annual Report only, the auditor's report. The SAI contains more detailed information on all aspects of the Fund and is incorporated by reference in (legally considered to be part of) this Prospectus. To request a free copy of the current Annual or Semi-Annual Report to Shareholders or the current SAI, or to obtain other information about a Fund, write or call:

         AMBASSADOR FUNDS
         P.O. Box 182419
         Columbus Ohio 43218-2419
         1-800-992-0444

You can visit the SEC's Internet Web site (http://www.sec.gov) to view the SAI, material incorporated by reference, and other information. You can also obtain copies of this information, by visiting the SEC's Public Reference Room in Washington, D.C. (phone--1-202-942-8090) or by sending your request and a duplicating fee to the SEC'S Public Reference Section, Washington DC 20549-0102. You may also obtain information, after paying a duplicating fee, by electronic request at: publicinfo@sec.gov.





PROSPECTUS
DATED OCTOBER 15, 2001


[Art work]

[LOGO]            AMBASSADOR
                  FUNDS




                                                    AMBASSADOR MONEY MARKET FUND

                                                                          TICKER
                                                                          SYMBOL

                                                                           AMFXX


INVESTMENT ADVISER AND ADMINISTRATOR:
Ambassador Capital Management, LLC

CUSTODIAN:
Fifth Third Bank

ADMINISTRATOR AND DISTRIBUTOR:
BISYS Fund Services

TRANSFER AGENT:
BISYS Fund Services Ohio, Inc.

COUNSEL:
Dykema Gossett PLLC

INDEPENDENT AUDITORS:
Ernst & Young LLP

Investment Company Act File No. 811-09941

                                             STATEMENT OF ADDITIONAL INFORMATION




                                                                AMBASSADOR FUNDS


                                                                   SHARES OF THE
                                                    AMBASSADOR MONEY MARKET FUND


This Statement of Additional Information, also known as an SAI, should be read with the Prospectus for the Funds dated October 15, 2001. This SAI is not a prospectus itself. To receive a copy of the Prospectus, please write us or call 1-800-992-0444.

                                                                AMBASSADOR FUNDS
                                                 211 WEST FORT STREET, SUITE 720
                                                               DETROIT, MI 48226













                                October 15, 2001

                                TABLE OF CONTENTS

GENERAL INFORMATION...............................................................................................1
INVESTMENT STRATEGIES AND RISKS...................................................................................1
   More About Principal Investment Strategies and Risks...........................................................1
      Money Market Instruments....................................................................................1
      U.S. Government Obligations.................................................................................2
      Repurchase Agreements.......................................................................................2
   More About Other Investment Strategies and Risks...............................................................3
      Variable and Floating Rate U.S. Government Securities.......................................................3
      Zero Coupon Securities......................................................................................3
      Restricted and Illiquid Securities..........................................................................3
      When-Issued and Delayed Delivery Transactions...............................................................4
      Securities Lending..........................................................................................5
INVESTMENT LIMITATIONS............................................................................................5
   Selling Short and Buying on Margin.............................................................................5
   Issuing Senior Securities and Borrowing Money..................................................................5
   Underwriting...................................................................................................5
   Investing in Commodities, Commodity Contracts, or Real Estate..................................................5
   Lending Cash or Securities.....................................................................................6
   Concentration of Investments...................................................................................6
   Investing in Securities of Other Investment Companies..........................................................6
   Investing in Illiquid Securities...............................................................................6
   Investing in Restricted Securities.............................................................................6
MANAGEMENT OF THE TRUST...........................................................................................6
   Trustees and Officers..........................................................................................6
   Trustee Compensation...........................................................................................8
   Investment Adviser.............................................................................................9
   Brokerage Transactions.........................................................................................9
   Administrator, Transfer Agent and Fund Accountant.............................................................10
   Custodian.....................................................................................................12
   Independent Auditors..........................................................................................12
   Legal Counsel.................................................................................................12
   Principal Holders of Securities...............................................................................13
SHAREHOLDERS RIGHTS..............................................................................................13
ADDITIONAL INFORMATION ON PURCHASES AND REDEMPTIONS..............................................................14
DETERMINATION OF NET ASSET VALUE.................................................................................14
   Use of the Amortized Cost Method..............................................................................14
TAXATION.........................................................................................................16
   Tax Status of the Fund........................................................................................16
   Tax Status of Shareholders....................................................................................17
DIVIDENDS AND DISTRIBUTIONS......................................................................................17
   Money Market Fund.............................................................................................18
DISTRIBUTOR......................................................................................................18
PERFORMANCE INFORMATION..........................................................................................19
   Money Market Fund Yield.......................................................................................19
   Effective Yield...............................................................................................19
FINANCIAL STATEMENTS.............................................................................................20
APPENDIX--DESCRIPTION OF BOND RATINGS............................................................................21

                               GENERAL INFORMATION

Ambassador Funds is a Delaware business trust established under a Declaration of Trust, dated March 22, 2000. Ambassador Funds is an open-end, diversified, management investment company currently consisting of one series, the Ambassador Money Market Fund, which offers a single class of shares: Investor Shares. As of the date of this SAI, shares of the Funds are only being offered for sale in Michigan and Ohio.

                         INVESTMENT STRATEGIES AND RISKS

The Prospectus for the Fund describes the principal investment strategies employed to achieve the Fund's investment objective and the principal risks associated with an investment in the Fund. Below you will find more detail about the types of investment strategies and risks associated with the Fund, including those which are not considered principal strategies or risks.

MORE ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RISKS

MONEY MARKET INSTRUMENTS. Money market instruments mature in 13 months or less, and include without limitation:

         X        U.S. Treasury bills;

         X bankers' acceptances - bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less;

         X certificates of deposit - negotiable and non-negotiable, interest-bearing instruments with specific maturities. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market, prior to maturity;

         X demand and time deposits - non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like certificates of deposit, demand and time deposits earn specified rates of interest over a definite period of time; however, these securities cannot be traded in the secondary market and are considered to be illiquid if they have maturities of more than seven days;

         X        high quality commercial paper (see Prospectus);

         X federal agency discount paper - these securities are issued by U.S. government agencies at a discount and redeemed at maturity at face value;

         X        repurchase agreements (see "Repurchase Agreements" below); and

         X        money market mutual funds (see "Investment
                  Limitations-Investing in Securities of Other Investment Companies" below).

The instruments of banks and savings and loans whose deposits are insured by the FDIC, such as certificates of deposit, demand and time deposits, and bankers' acceptances, are not necessarily guaranteed by the FDIC.

The Fund will limit its investments in certificates of deposit, demand and time deposits and similar instruments to those issued by financial institutions which are eligible to serve as depositories for political subdivisions of the state of Michigan.

U.S. GOVERNMENT OBLIGATIONS. U.S. government obligations include direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds, and obligations issued or guaranteed by U.S. government agencies or instrumentalities, and include certain mortgage-backed securities and zero coupon securities described more fully below.

Some of the various agencies of the U.S. government which issue obligations include the Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration (FHA), Government National Mortgage Association (GNMA or Ginnie Mae), Maritime Administration, Small Business Administration (SBA), and The Tennessee Valley Authority (TVA). Some of the instrumentalities of the U.S. government which issue securities include Federal Home Loan Banks (FHLB), Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac), Student Loan Marketing Association (SLMA or Sallie Mae), Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association (FNMA or Fannie Mae) and the U.S. Postal Service.

U.S. government obligations are backed by:

         X the full faith and credit of the U.S. Treasury, such as GNMA obligations;
         X the issuer's right to borrow from the U.S. Treasury, such as FNMA obligations;
         X the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities, such as SLMA obligations; or
         X the credit of the agency or instrumentality issuing the obligations, such as FHLMC obligations.

The above examples are not intended to be an exhaustive list of permissible issuing agencies or instrumentalities. Securities which are not backed by the full faith and credit of the U.S. Treasury may not always receive financial support from the U.S. government. The Money Market Fund may invest in U.S. government obligations to a lesser extent.

REPURCHASE AGREEMENTS. Under a repurchase agreement, also known as a "repo," the Fund will buy securities from a financial institution which commits to buy them back at a specified time and price. During the term of the repurchase agreement, the Fund will take actual or constructive possession of collateral securities backing such repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. Ambassador Capital Management, L.L.C. ("ACM" or the "Adviser"), the investment adviser for the Fund, believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by ACM, to be creditworthy, pursuant to guidelines established by the Board of Trustees.

MORE ABOUT OTHER INVESTMENT STRATEGIES AND RISKS

VARIABLE AND FLOATING RATE U.S. GOVERNMENT SECURITIES. Some of the short-term U.S. government securities the Fund may purchase carry variable or floating interest rates. Variable rate securities have a rate of interest subject to adjustment on specified dates at least annually and will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. Floating rate securities have a rate of interest which adjusts whenever a specified interest rate changes. Interest rate adjustments are ordinarily tied to some objective standard, such as the 91-day U.S. Treasury bill rate.

Variable interest rates will reduce the changes in the market value of such securities from their original purchase prices. Accordingly, the potential for capital appreciation or capital depreciation should not be greater than the potential for capital appreciation or capital depreciation of fixed interest rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities.

A variable rate security that is subject to a demand feature will be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. Floating rate securities that are subject to a demand feature will be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

ZERO COUPON SECURITIES. These are U.S. Treasury obligations which have been stripped of their unmatured interest coupons and receipts. These securities are issued at a discount from their face value because interest payments are typically postponed until maturity. The market prices of zero coupon U.S. Treasury securities generally are more sensitive to changes in interest rates than comparable maturity securities that make current distributions of interest.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in securities issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) securities are restricted as to disposition under the federal securities laws and are generally sold to institutional investors, such as the Fund, who agree that they are purchasing such securities for investment purposes and not with a view to public distributions. Any resale by the purchaser must be in an exempt transaction. Section 4(2) securities are normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in such securities, thus providing liquidity. The Adviser believes that Section 4(2) securities and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Adviser intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) securities, as liquid and not subject to the investment limitation applicable to illiquid securities.

The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under the Securities and Exchange commission ("SEC") staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive safe harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The Adviser believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities:

         X        the frequency of trades and quotes for the security;
         X        the number of dealers willing to purchase or sell the security and the number of other potential buyers:
         X        dealer undertakings to make a market in the security; and
         X        the nature of the security and the nature of the marketplace trades.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may participate in when-issued and delayed delivery transactions. These transactions are made to secure what is considered to be an advantageous price or yield. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked-to-market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

When-issued and delayed delivery transactions are subject to market fluctuation, and no interest accrues to the purchaser during the period prior to settlement. The payment obligation and the interest rate that the Fund will receive on the securities are each fixed at the time the Fund enters into the commitment. Purchasing obligations on a when-issued or delayed delivery basis is a form of leveraging and can involve a risk that the yields available in the market when delivery takes place may actually be higher than those obtained in the transaction itself, in which case the Fund could experience an unrealized loss at the time of delivery.

The Fund will purchase securities on a when-issued or delayed delivery basis only with the intention of completing the transaction and actually purchasing the securities. If ACM deems it advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss.

When the Fund engages in when-issued and delayed delivery transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous. The market value of the securities underlying a when-issued or delayed delivery transaction, and any subsequent fluctuations in their market value, are taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on securities it has committed to purchase until they are paid for and delivered on the settlement date.

SECURITIES LENDING. In order to enhance return, the Fund may lend up to one-third (based on total assets) of the securities held in its portfolio to securities firms and financial institutions, provided that each loan is secured continuously by collateral in the form of cash, high quality money market instruments or short-term U.S. government securities adjusted daily to have a market value at least equal to the current market value of the securities loaned. These loans are terminable at any time, and the Fund will receive any interest or dividends paid on the loaned securities. In addition, it is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan.

The risk in lending portfolio securities, as with other extensions of credit, consists of possible delay in recovery of the securities or possible loss of rights in the collateral if the borrower fails financially. In determining whether the Fund will lend securities, ACM will consider all relevant facts and circumstances. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which ACM has determined are creditworthy under guidelines established by the Board of Trustees.

                             INVESTMENT LIMITATIONS

The following investment limitations are fundamental and may not be changed without shareholder approval.

SELLING SHORT AND BUYING ON MARGIN. The Fund will not sell any securities short or purchase any securities on margin, but it may obtain such short-term credit as may be necessary for clearance of purchases and sales.

ISSUING SENIOR SECURITIES AND BORROWING MONEY. The Fund will not issue senior securities, except that it may borrow money directly from banks or through reverse repurchase agreements as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. Any direct borrowings need not be collateralized. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding. The Fund has no present intention to borrow money.

UNDERWRITING. The Fund will not engage in underwriting of securities except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

INVESTING IN COMMODITIES, COMMODITY CONTRACTS, OR REAL ESTATE. The Fund will not invest in commodities, commodity contracts, or real estate, except that it may purchase money market instruments issued by companies that invest in real estate or sponsor such interests.

LENDING CASH OR SECURITIES. The Fund may lend portfolio securities in an amount of up to one-third of its assets. In addition, the Fund may purchase or hold money market instruments, including repurchase agreements, and other debt securities permitted by its investment objective, policies and limitations.

CONCENTRATION OF INVESTMENTS. The Fund will not invest more than 25% of the value of its total assets in any one industry, provided that there shall be no limitation on investments in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may acquire up to 3% of the total outstanding securities of other investment companies. The Fund will limit its investments in the securities of other investment companies to those of money market funds having investment objectives and policies similar to its own. The Fund will purchase securities of other investment companies only in open-market transactions involving no more than customary broker's commissions. However, there is no limitation applicable to securities of any investment company acquired in a merger, consolidation, or acquisition of assets. It should be noted that investment companies incur certain expenses such as management fees, and, therefore, any investment by the Fund in such shares would be subject to such customary expenses.

INVESTING IN ILLIQUID SECURITIES. The Fund will not invest more than 10% of the value of its net assets in illiquid securities.

INVESTING IN RESTRICTED SECURITIES. The Fund will not invest more than 10% of the value of its net assets in securities which are subject to restrictions on resale under federal securities laws.

                             MANAGEMENT OF THE TRUST

The Ambassador Funds Trustees are responsible generally for overseeing the conduct of the Fund's business. Trustees and officers of Ambassador Funds are listed with their addresses, principal occupations and birth dates. Persons identified with an asterisk (*) are "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust.

TRUSTEES AND OFFICERS

Nicholas J. DeGrazia, Trustee
3650 Shorewood Drive
North Lakeport, MI  48059
Born: March 31, 1943

Principal of Modesitt Associates, Inc. (management consulting firm) since 1997; Consultant of Lionel, L.L.C. from 1995-1996; President and Chief Operating Officer of Lionel Trains, Inc. from 1990-1995.

Ronald E. Hall, Trustee
Bridgewater Interiors, LLC

4617 West Fort Street
Detroit, MI  48209
Born: September 4, 1943

President, Chief Executive Officer and Chairman of the Board of Bridgewater Interiors, LLC, an automotive supplier joint venture with Johnson Controls, Inc. since 1998; President and Chief Executive Officer of the Michigan Minority Business Development Council from 1992-1998.

Brian T. Jeffries,* Trustee and President
Ambassador Capital Management, L.L.C.
211 West Fort Street, Suite 720
Detroit, MI  48226
Born: February 8, 1965

Founder and President of Ambassador Capital Management, L.L.C. since 1998; Shareholder and Portfolio Manager of Munder Capital Management from 1994-1998.

Conrad W. Koski, Trustee and Chairman
206 Stephens Road
Grosse Pointe Farms, MI  48236
Born: September 13, 1945

Retired 1997; President and Chief Executive Officer of First of Michigan Corporation from 1996-1997 and Executive Vice President and Chief Financial Officer from 1982-1996. Officer and Trustee of Cranbrook Funds from 1984-1997.

Gregory A. Prost,* Trustee and Vice President
Ambassador Capital Management, L.L.C.
211 West Fort Street, Suite 720
Detroit, MI  48226
Born: September 3, 1966

Chief Investment Officer of Ambassador Capital Management, L.L.C. since 2000; Shareholder and Senior Portfolio Manager of Munder Capital Management, Inc. from 1995-2000.

Kathryn J. Nurre,* Secretary
Ambassador Capital Management, L.L.C.
211 West Fort Street, Suite 720
Detroit, MI  48226
Born: June 26, 1954

Vice President and Senior Portfolio Manager of Ambassador Capital Management, L.L.C. since 1998; Director of Short Term Investments of Cranbrook Capital Management from 1994-1998.

Alaina Metz, Assistant Secretary
BISYS Fund Services

3435 Stelzer Road
Columbus, OH  43219
Born: April 7, 1967

Chief Administrative Officer, Blue Sky Compliance of BISYS Fund Services since 1995; Supervisor, Blue Sky Department, Alliance Capital Management L.P. from 1989-1995

Nadeem Yousaf, Treasurer
BISYS Fund Services
3435 Stelzer Road
Columbus, OH  43219
Born: January 26, 1969

Vice President, Financial Services of BISYS Fund Services since 1999; Director of Canadian Operations of Investors Bank and Trust responsible for oversight of mutual fund complexes from 1997-1999; Assistant Manager of PricewaterhouseCoopers from 1994-1997

TRUSTEE COMPENSATION

Each of the Trustees who are not interested persons of Ambassador Funds will be compensated by the Fund for their service as such. During the fiscal year ended July 31, 2001, Trustees of Ambassador Funds received the following compensation from the Trust, which is the only group of mutual funds managed by the Adviser:

                                                                         AGGREGATE REMUNERATION
         NAME AND CAPACITY IN WHICH                                     RECEIVED FROM THE TRUST
         REMUNERATION WAS RECEIVED                                      WITH RESPECT TO THE FUND
         -------------------------                                      ------------------------
         Nicholas J. DeGrazia, Trustee.................................         $  5,500
         Ronald E. Hall, Trustee    ...................................         $  5,500
         Brian T. Jeffries, Trustee ...................................              0
         Conrad W. Koski, Trustee and Chairman.........................         $  5,500
         Gregory A. Prost, Trustee  ...................................              0

There are no pension or retirement benefit plans or programs in effect for Trustees of the Trust. None of the officers of the Trust receive any remuneration from the Trust. The Trustees are paid an annual retainer of $500 and meeting fees of $1,250 for each regular meeting attended. None of the officers and none of the Trustees who are interested persons of Ambassador Funds will receive any compensation from the Fund for their service as such.

The Ambassador Funds Agreement and Declaration of Trust provides that Ambassador Funds will, to the fullest extent permitted by law, indemnify our Trustees and officers against all liabilities and against all expenses reasonably incurred in connection with any claim, action, suit or proceeding in which they may be involved because of their offices with us, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in our best interests or that such indemnification would relieve any officer or Trustee of any liability to us or our shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. Ambassador Funds, at our expense, may provide liability insurance for the benefit of our Trustees and officers.

INVESTMENT ADVISER

Ambassador Capital Management is the investment advisor to the Fund of the Trust. ACM is an independent, 100% employee-owned investment advisory firm dedicated exclusively to the fixed income investment management business. Founded in 1998, ACM specializes in providing management of fixed income and cash portfolios for public and private sector retirement plans, municipalities, corporations, endowments and foundations. Ambassador Capital Management is headquartered in Detroit and maintains an office in Chicago. ACM is deemed to be controlled by Brian T. Jeffries, President and Chief Executive Officer of ACM, and Gregory A. Prost, Vice President of ACM, each of whom each owns more than 25% of the voting securities of ACM.

Under an Investment Advisory Agreement with the Trust, ACM, at its expense, furnishes a continuous investment program for the Fund and makes investment decisions on its behalf, all subject to such policies as the Trustees determine. Investment decisions are subject to the provisions of the Trust's Declaration of Trust and By-laws, and the 1940 Act. In addition, ACM makes decisions consistent with the Fund's investment objectives, policies, and restrictions, and such policies and instructions as the Trustees may, from time to time, establish.

The Fund pays an annual investment advisory fee to ACM equal to 0.20% of the Fund's on average daily net assets. During the fiscal year ended July 31, 2001, ACM received an advisory fee of $102,266 from the Fund.

The Investment Advisory Agreement provides that ACM shall not be subject to any liability for any error of judgment or of law or for any loss suffered by the Trust in connection with the matters to which the Investment Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Advisor in the performance of its obligations and duties or by reason of its reckless disregard of its obligations and duties under such agreement.

The Investment Advisory Agreement may be terminated without penalty with respect to any Fund at any time by the vote of the Trustees, by the shareholders of that Fund or by ACM upon 60 days' written notice. The Investment Advisory Agreement may be amended by the mutual agreement of the Trust and ACM, except where the 1940 Act requires such amendment to have the approval of the Shareholder of the Fund. The agreement also terminates without payment of any penalty in the event of its assignment. The Investment Advisory Agreement provides that it will continue in effect from year to year only so long as such continuance is approved at least annually with respect to the Fund by the vote of either

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, ACM looks for prompt execution of the order at a favorable price. In working with dealers, ACM will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. ACM makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.

ACM may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to ACM and may include:

         !        advice as to the advisability of investing in securities;

         !        security analysis and reports;

         !        economic studies;

         !        industry studies;

         !        receipt of quotations for portfolio evaluations; and

         !        similar services.

ACM exercises reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. ACM determines in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Research services provided by brokers and dealers may be used by ACM in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which ACM might otherwise have paid, it would tend to reduce expenses.

Although investment decisions for the Fund described herein are made independently from those of the other accounts managed by ACM, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by ACM are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by ACM to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

BISYS and BISYS Fund Services Ohio, Inc. ("BISYS Ohio") are responsible for providing to the Fund administration, transfer agency and fund accounting services, and for arranging for custody services to be performed by a third party for the Fund. Pursuant to a three-year term Omnibus Fee Agreement dated August 1, 2000, between the Fund, BISYS and BISYS Ohio, the Fund pays to BISYS an annual fee for all of the described services based on the value of the aggregate average daily net assets of the Fund as follows: 0.18% on the first $200 million in aggregate assets; 0.15% on aggregate assets between $200 and $500 million; 0.125% on aggregate assets between $500 and $750 million; and 0.10% on aggregate assets above $750 million. The Fund also pays to BISYS an annual fee of $25.00 per shareholder account and will reimburse BISYS for out-of-pocket expenses associated with securities pricing, shareholder services and communication services. A minimum annual fee of $110,000 per Fund applies. For the fiscal year ended July 31, 2001, the Fund paid an administration fee of $110,000 to BISYS pursuant to the Omnibus Fee Agreement.

BISYS's responsibilities as administrator are described in a separate Administration Agreement with the Fund, and include administrative services, such as calculating expenses and related disbursements, assisting with the preparation regulatory filings (including prospectuses) and shareholder communications, arranging for custodial services to be provided to the Fund and providing all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Fund.

BISYS Ohio's responsibilities as transfer agent are described in a separate Transfer Agency Agreement with the Trust, and include transfer agent services such as setting up and processing shareholder transactions, generating certain shareholder and transaction information, when needed, providing periodic Fund and shareholder activity reports, issuing IRS and other required reports or forms and maintaining shareholder accounts.

BISYS Ohio's responsibilities as fund accountant are described in a separate Fund Accounting Agreement with the Fund, and include portfolio accounting services such as maintaining Fund books and records, calculating net asset value, and obtaining security prices.

Each of the Administration Agreement, Transfer Agency Agreement and the Fund Accounting Agreement became effective on August 1, 2000, and will continue in effect for a period of three years, and thereafter will continue for successive one-year periods, unless terminated by either party on not less than 60 days' prior written notice. Notwithstanding the foregoing, each of these agreements may be terminated without penalty for "cause." The term "cause," as more fully described in the agreements which are filed with the Securities and Exchange Commission as exhibits to the Trust's registration statement, includes (a) an unremedied material breach of the agreement for more than 30 days following notice; (b) a court or similar tribunal finding of criminal guilt or unethical behavior of either party; (c) the commencement of Title 11 bankruptcy proceedings and similar events; (d) the failure by the Trust to collect any payments or reimbursements owed to the Trust by ACM for more than 60 days; and
(e) the failure by the Trust to pay any payments or reimbursements owed to BISYS Ohio by the Trust or the Fund for more than 60 days.

If for any reason other than nonrenewal, mutual agreement of the parties or "cause," BISYS or BISYS Ohio is replaced as administrator, transfer agent or fund accountant (as applicable), the Fund will be obligated to make a one-time cash payment to BISYS equal to the balance due under all of the agreements for the remainder of the then-current term.

Each of the Administration, Transfer Agency and Fund Accounting Agreements provides that neither BISYS nor BISYS Ohio shall be liable for any error of judgment or mistake of law or any loss suffered by the Fund in connection with the matters to which the applicable agreement relates, except a loss resulting from willful misfeasance, bad faith, or negligence in the performance of its duties, or from the disregard by BISYS or BISYS Ohio of its obligations and duties thereunder.

CUSTODIAN

BISYS has arranged for Fifth Third Bank, whose address is 38 Fountain Square Plaza, Cincinnati, Ohio 45327, to serve as custodian for the Fund. Pursuant to a Custody Agreement with the Fund dated August 1, 2000, Fifth Third Bank earns an annual fee of 0.01% of the Fund's average daily net assets and is responsible for the safekeeping of Fund assets, including the acceptance or delivery of cash or securities where appropriate, registration of securities in the appropriate Fund name or the name of a nominee and maintenance of bank accounts on behalf of the Fund. The fee earned by Fifth Third Bank will be paid by BISYS out of the fees it earns under the Omnibus Fee Agreement.

INDEPENDENT AUDITORS

Ernst & Young LLP, whose address is 41 South High Street, Suite 1100, Columbus, OH 43215, serves as the independent auditors of the Fund.

LEGAL COUNSEL

Dykema Gossett PLLC, whose address is 400 Renaissance Center, Detroit, Michigan 48243, serves as legal counsel to the Trust.

PRINCIPAL HOLDERS OF SECURITIES

Information is provided below regarding each person who owns of record or is known by the Trust to own beneficially 5% or more of any class of shares of the Fund.

As of October 10, 2001, the Trustees and officers, as a group, owned less than 1% of the shares of the Trust.

As of October 10, 2001, the following shareholders of record owned 5% or more of the outstanding shares of the Fund: City of Detroit Land Acquisition Fund, 1210 City County Building, Detroit, MI 48226, owned approximately 33,427,520 shares (45.1%), City of Detroit Sewer Bond Series, 1210 City County Building, Detroit, MI 48226, owned approximately 28,991,841 shares (39.1%), Wayne County Treasurer, 400 Monroe Street, Detroit, MI 48226, owned approximately 5,322,058 shares (7.2%), Wayne County Treasurer - Reserve Account, 400 Monroe Street, Detroit, MI 48226, owned approximately 5,182,590 shares (7.0%).

                               SHAREHOLDER RIGHTS

As of the date of this SAI, the Fund offers a single class of shares. Shares of the Fund, representing beneficial interests in the Fund, are fully transferable. Each share is entitled to dividends declared by the Trustees, and if the Fund is liquidated, shareholders will receive the net assets of the Fund attributable to the shares held.

All shareholders are entitled to one vote for each share held on the record date for any action requiring a shareholder vote, and a proportionate fractional vote for each fractional share held. Ambassador Funds shareholders will vote in the aggregate and not by Fund, except as otherwise required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the Fund.

The rights of shareholders cannot be modified without a majority vote.

Neither the Trust nor the Fund is required to hold annual meetings of shareholders for the purpose of electing Trustees, except that (i) we are required to hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders and (ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of shares representing two-thirds of the outstanding shares of the Fund at a meeting duly called for the purpose, which meeting must be held upon written request of not less than 10% of the outstanding shares of the Fund. Upon written request by the holders of shares representing 1% of the outstanding shares of the Fund stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, we will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

Under Delaware law, shareholders could, under certain circumstances, beheld personally liable for the obligations of the Fund. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund. The Declaration of Trust provides for indemnification out of the Fund's property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.

Shareholder inquiries regarding shares of the Fund should be directed (by mail) to Ambassador Funds, P.O. Box 182419, Columbus, OH 43218-2419; (by telephone) 1-800-992-0444.

               ADDITIONAL INFORMATION ON PURCHASES AND REDEMPTIONS

Shares of the Fund described herein are sold at their net asset value without a sales charge on days the New York Stock Exchange and the Federal Reserve Bank of Chicago are open for business. However, in light of the extraordinary circumstances that occurred during the second week of September, 2001, beginning September 14, 2001 and continuing until normal operations at the New York Stock Exchange resume, the Money Market Fund will be open on normal business days regardless of whether the New York Stock Exchange is open or closed. The procedures for purchasing and redeeming shares are explained in the Prospectus under "Investing in the Fund" and "Redeeming Fund Shares."

                        DETERMINATION OF NET ASSET VALUE

Net asset value is calculated as of the close of the New York Stock Exchange every Monday through Friday except on (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities to affect materially its net asset value; (ii) days during which no shares are tendered and no orders to purchase shares are received; and (iii) the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, the observation of Veteran's Day, Christmas Day and any other day on which the financial markets are closed. The Money Market Fund attempts to stabilize the value of its shares at $1.00.

USE OF THE AMORTIZED COST METHOD

The Trustees have decided that the best method for determining the value of portfolio instruments for the Fund is amortized cost. The amortized cost method involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

The value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. The Board of Trustees has undertaken to establish procedures reasonably designed, taking into account current market conditions and the Fund's investment objective, to stabilize the net asset value per share of the Fund for purposes of sales and redemptions of $1.00. These procedures include review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per share of the Fund calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds one-half of one percent, Rule 2a-7 requires that the Board promptly consider what action, if any, should be initiated.

If the Trustees believe that the extent of any deviation from the Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, the Trustees will take such steps as they consider appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the average portfolio maturity of the Fund, withholding or reducing dividends, reducing the number of the Fund's outstanding shares without monetary consideration, or utilizing a net asset value per share based on available market quotations.

The Fund may invest only in obligations determined by ACM to present minimal credit risks under guidelines adopted by the Board of Trustees. The Fund's investments are limited to "First Tier Securities." First Tier Securities include those that possess at least one rating in the highest category and, if the securities do not possess a rating, those that are determined to be of comparable quality by ACM pursuant to guidelines adopted by the Board of Trustees.

A security subject to a tender or demand feature will be considered an Eligible Security only if both the demand feature and the underlying security possess a high quality rating or, if such do not possess a rating, are determined by ACM to be of comparable quality; provided, however, that where the demand feature would be readily exercisable in the event of a default in payment of principal or interest on the underlying security, the obligation may be acquired based on the rating possessed by the demand feature or, if the demand feature does not possess a rating, a determination of comparable quality by ACM.

In applying the above-described investment policies, a security that has not received a short-term rating will be deemed to possess the rating assigned to an outstanding class of the issuer's short-term debt obligations if determined by ACM to be comparable in priority and security to the obligation selected for purchase by the Fund, or, if not available, the issuer's long-term obligations, but only in accordance with the requirements of Rule 2a-7. A security that at the time of issuance had a maturity exceeding 397 days but, at the time of purchase, has a remaining maturity of 397 days or less, is considered an Eligible Security if it possesses a long-term rating, within the two highest rating categories.

Certain of the obligations in which the Fund may invest may be variable or floating rate instruments, may involve a conditional or unconditional demand feature, and may include variable amount master demand notes. Eligible Securities include those obligations that, at the time of purchase, possess the highest short-term rating from at least one National Recognized

Statistical Rating Organization ("NRSRO") (the Money Market Fund may also invest up to 5% of its net assets in obligations that, at the time of purchase, possess one of the two highest short-term ratings from at least one NRSRO, and in obligations that did not possess a short-term rating (i.e., are unrated) but are determined by ACM to be of comparable quality to the rated instruments eligible for purchase by the Fund under guidelines adopted by the Board of Trustees).

The Money Market Fund will not invest more than 5% of its total assets in the First Tier Securities of any one issuer, except that the Fund may invest up to 25% of its total assets in First Tier Securities of a single issuer for a period of up to three business days.

If a percentage limitation is satisfied at the time of purchase, a later increase in such percentage resulting from a change in the Money Market Fund's net asset value or a subsequent change in a security's qualification as a First Tier Security will not constitute a violation of the limitation. In addition, there is no limit on the percentage of the Money Market Fund's assets that may be invested in obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities and repurchase agreements fully collateralized by such obligations.

Under the guidelines adopted by the Board of Trustees, in accordance with Rule 2a-7 under the Investment Company Act of 1940, when in the best interests of the shareholders, ACM may be required to promptly take appropriate action with respect to an obligation held in the Fund's portfolio in the event of certain developments that indicate a reduction in the instrument's credit quality, such as where an NRSRO downgrades an obligation below the second highest rating category, or in the event of a default relating to the financial condition of the issuer.

The Appendix to this Statement of Additional Information identifies each NRSRO that may be utilized by ACM with regard to portfolio investments for the Fund and provides a description of relevant ratings assigned by each such NRSRO. A rating by a NRSRO may be utilized only where the NRSRO is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instrument.

                                    TAXATION

TAX STATUS OF THE FUND

The Money Market Fund will pay no federal income tax because it meets the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:

         ! derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

         !    invest in securities within certain statutory limits; and

         ! distribute to its shareholders at least 90% of its net income earned during the year.

If the Fund qualifies as a regulated investment company that is accorded special tax treatment, it will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends).

If the Fund fails to qualify as a regulated investment company accorded special tax treatment in any taxable year, it would be subject to tax on its income at corporate rates, and could be required to recognize net unrealized gains and make distributions of any accumulated earnings and profits before requalifying as a regulated investment company that is accorded special tax treatment. In addition, all distributions by the Fund would be taxed as if made by a regular corporation thus the Fund could not pay exempt-interest or capital gains dividends.

If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its net capital gains for the year ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, it will be subject to a 4% excise tax on the undistributed amounts. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

TAX STATUS OF SHAREHOLDERS

Shareholders are subject to federal income tax on dividends received as cash or additional shares. No portion of any income dividend paid by the Money Market Fund is eligible for the dividends received deduction available to corporations. These dividends and any short-term capital gains are taxable as ordinary income.

Capital gains experienced by the Money Market Fund could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.

If the Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a non-taxable return of capital to the extent of a shareholder's tax basis in his shares. If the shareholder's basis has been reduced to zero, any additional return of capital distributions will be taxable as capital gain.

In general, the Money Market Fund is required to withhold 31% of the taxable dividends and other distributions paid to any shareholder who fails to furnish the Fund with a correct taxpayer identification number, who has under reported dividends or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting purchases of shares of the Fund. No attempt is made to present a detailed explanation of the federal income tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, investors are urged to consult their tax advisors with specific reference to their own tax situation.

                           DIVIDENDS AND DISTRIBUTIONS

MONEY MARKET FUND

The net investment income shares of the Money Market Fund is determined as of 4:00 p.m., Eastern Time, each day on which the Fund offers shares (a "Business Day"). All of the net investment income so determined normally will be declared as a dividend daily to shareholders of record of each class as of the close of business and prior to the determination of net asset value. Unless the Business Day before a weekend or holiday is the last day of an accounting period, the dividend declared on that day will include an amount in respect of the Fund's income for the subsequent non-business day or days. No daily dividend will include any amount of net income in respect of a subsequent semiannual accounting period. Dividends declared during any month will be invested as of the close of business on the last calendar day of that month (or the next Business Day after the last calendar day of the month if the last calendar day of the month is a non-business day) in additional shares of the same class of the Fund at the net asset value per share, normally $1.00, determined as of the close of business on that day, unless payment of the dividend in cash has been requested.

Net income of the Money Market Fund consists of all interest income accrued on portfolio assets less all expenses of the Fund and amortized market premium. Amortized market discount is included in interest income. The Money Market Fund does not anticipate that it will normally realize any long-term capital gains with respect to its portfolio securities.

Normally the Money Market Fund will have a positive net income at the time of each determination of net income. Net income may be negative if an unexpected liability must be accrued or a loss realized. If the net income of the Money Market Fund determined at any time is a negative amount, the net asset value per share will be reduced below $1.00 unless one or more of the following steps, for which the Trustees have authority, are taken: (1) reduce the number of shares in each shareholder's account of the applicable class or classes, (2) offset each shareholder's pro rata portion of negative net income against the shareholder's accrued dividend account or against future dividends with regard to the applicable class or classes, or (3) combine these methods in order to seek to obtain the net asset value per share of the applicable class or classes at $1.00. The Trustees may endeavor to restore the Fund's net asset value per share to $1.00 by not declaring dividends from net income on subsequent days until restoration, with the result that the net asset value per share will increase to the extent of positive net income which is not declared as a dividend.

If the Money Market Fund incurs or anticipates, with respect to its portfolio, any unusual or unexpected significant expense or loss which would affect disproportionately the Fund's income for a particular period, the Trustees would at that time consider whether to adhere to the dividend policy described above or to revise it in light of the then prevailing circumstances in order to ameliorate, to the extent possible, the disproportionate effect of such expense or loss on then existing shareholders. Such expenses or losses may nevertheless result in a shareholder receiving no dividends for the period during which the shares are held and receiving upon redemption a price per share lower than that which was paid.

                                   DISTRIBUTOR

BISYS Fund Services (the "Distributor") acts as the principal underwriter and distributor of the Fund's shares and continually offers shares of the Fund pursuant to a Distribution Agreement approved by the Trustees. The Distribution Agreement may be terminated at any time as to the Fund on not more than 60 days' notice by vote of a majority of the Trustees who are not parties to such agreement or "interested persons" of any such party or by the vote of a majority of the outstanding voting securities of the Fund. BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio, is the sole general partner of the Distributor, and WC Subsidiary Corporation, 150 Clove Road, Little Falls, New Jersey is the sole limited partner of the Distribution. As of July 31, 2001, the directors and officers of the Distributor were as follows:

                 Name                      Positions and Offices
                 Charles L. Booth          Executive Representative
                 William J. Tomko          Supervising Principal

The business addresses for each of these persons is 3435 Stelzer Road, Columbus, Ohio 43219. None of these persons hold any position with the Trust.

                             PERFORMANCE INFORMATION

From time to time, the Fund may advertise performance, including yields, effective yields and total returns as described below.

MONEY MARKET FUND YIELD

The Money Market Fund calculates yield daily, based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by (365/7).

To the extent that financial institutions and broker-dealers charge fees in connection with services provided in conjunction with an investment in the Fund, the performance will be reduced for those shareholders paying those fees.

EFFECTIVE YIELD

The effective yield of the Money Market Fund is computed by compounding the unannualized base period return by: (1) adding 1 to the base period return, (2) raising the sum to the 365/7th power; and (3) subtracting 1 from the result.

Average annual total return is the average compounded rate of return for a given period that would equate an initial investment of $1,000 with the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the offering price per share at that time. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, plus any additional shares earned assuming reinvestment of all dividends and distributions.

Based on the seven-day period ended July 31, 2001 (the "base period"), the yield and effective yield of the Trust Shares of the Money Market Fund was 3.341% and 3.396%, respectively.

                              FINANCIAL STATEMENTS

The report of Ernst & Young LLP, independent auditors, and the audited financial statements of the Money Market Fund, which are contained in the Ambassador Funds Annual Report to Shareholders for the fiscal year ended July 31, 2001, previously sent to shareholders of each Fund and filed with the Securities and Exchange Commission, are hereby incorporated by reference into this Statement of Additional Information. Ambassador Funds will furnish a copy of such Annual Report to shareholders, without charge, upon request made to Ambassador Funds, c/o BISYS Fund Services, P.O. Box 182419, Columbus Ohio 43218-2419.

                      APPENDIX--DESCRIPTION OF BOND RATINGS

STANDARD & POOR'S RATINGS GROUP CORPORATE BOND RATING DEFINITIONS

AAA - Debt rated "AAA" has the highest rating assigned by Standard & Poor's Ratings Group. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A - Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions than debt in higher rated categories.

S&P may apply a plus (+) or minus (-) to the above rating classifications to show relative standing within the classifications.

MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATING DEFINITIONS

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

DUFF & PHELPS, INC. CORPORATE BOND RATING DEFINITIONS

AAA - Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA- - High credit quality protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A- - Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

FITCH IBCA LONG-TERM DEFINITIONS

AAA - Obligations for which there is the lowest expectation of credit risk. Assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA - Obligations for which there is a very low expectation of credit risk. They indicated very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to unforeseeable events.

A - Obligations for which there is a low expectation of credit risk. The capacity for timely repayment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to change in circumstances or economic conditions.

STANDARD AND POOR'S RATINGS GROUP COMMERCIAL PAPER RATING DEFINITIONS

A-1 - This designation indicates that the degree of safety regarding timely payment strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus (+) sign.

A-2 - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATING DEFINITIONS

Prime 1 - Issuers (or supporting institutions) rated Prime-1 (P-1) have a superior ability for repayment of senior short-term promissory obligations. P-1 repayment capacity will often be evidenced by many of the following characteristics:

         !    Leading market positions in well-established industries.

         !    High rates of return on funds employed.

         ! Conservative capitalization structure with moderate reliance on debt and ample asset protection.

         ! Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         ! Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime 2 - Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

NR indicates the bonds are not currently rated by Moody's or S&P. However, management considers them to be of good quality.

DUFF & PHELPS, INC.  COMMERCIAL PAPER RATING DEFINITIONS

Duff 1+ - Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

Duff 1 - Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor. Duff 1-High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Duff 2-Good certainty of timely payment Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

FITCH IBCA COMMERCIAL PAPER RATING DEFINITIONS

F-1 - Issues assigned this rating are regarded as having the highest capacity for timely payment.

F-2 - Issues assigned this rating reflect a strong capacity for timely payment. However, the relative degree of risk is slightly higher than for issues classified as "A1" and capacity for repayment may be susceptible to adverse changes in business, economics, or financial conditions.

F-3 - Issues assigned this rating have an adequate capacity for timely payment. Such capacity is more susceptible to adverse changes in business, economic or financial conditions.

                            PART C. OTHER INFORMATION

ITEM 23.  EXHIBITS

(a) Declaration of Trust of the Registrant (previously filed as Exhibit (a) to Registration Statement filed on May 11, 2000 and incorporated herein by reference)
(b) By-Laws of the Registrant (previously filed as Exhibit (b) to Registration Statement filed on May 11, 2000 and incorporated herein by reference)
(c)      See Exhibits (a) and (b)
(d) Investment Advisory Agreement between the Registrant and Ambassador Capital Management, LLC, relating to the Money Market Fund (previously filed as Exhibit (d) to Pre-Effective Amendment No. 1 to Registration \ Statement filed on July 28, 2000 and incorporated herein by reference)
(e) Distribution Agreement between the Registrant and BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services (previously filed as Exhibit (e) to Pre-Effective Amendment No. 1 to Registration Statement filed on July 28, 2000 and incorporated herein by reference)
(f)      Not applicable
(g) Custody Agreement between the Registrant and Fifth Third Bank (previously filed as Exhibit (g) to Pre-Effective Amendment No. 1 to Registration Statement filed on July 28, 2000 and incorporated herein by reference)
(h) (1) Administration Agreement between the Registrant and BISYS Fund Services Limited Partnership (previously filed as Exhibit (h)(1) to Pre-Effective Amendment No. 1 to Registration Statement and incorporated herein by reference)
         (2) Transfer Agency Agreement between the Registrant and BISYS Fund Services Ohio, Inc. (previously filed as Exhibit (h)(2) to Pre-Effective Amendment No. 1 to Registration Statement and incorporated herein by reference)
          (3) Fund Accounting Agreement between the Registrant and BISYS Fund Services Ohio, Inc. (previously filed as Exhibit (h)(3) to Pre-Effective Amendment No. 1 to Registration Statement and incorporated herein by reference)
         (4) Omnibus Fee Agreement between the Registrant, BISYS Fund Services Limited Partnership and BISYS Fund Services Ohio, Inc. (previously filed as Exhibit (h)(4) to Pre-Effective Amendment No. 1 to Registration Statement and incorporated herein by reference)
(i)* Opinion and Consent of Dykema Gossett PLLC as to legality of shares being registered (filed herewith)
(j)*     Consent of Ernst & Young LLP (filed herewith)
(k)      Not applicable
(l) Subscription Agreement (previously filed as Exhibit (l) to Pre-Effective Amendment No. 1 to Registration Statement and incorporated herein by reference)
(m)      Not applicable
(n)      Not applicable
(o)      Not applicable
(p) Not applicable because the Registrant does not invest in Covered Securities, as defined in Rule 17j-1.
(z) (1) Power of Attorney for Nicholas J. DeGrazia (previously filed as Exhibit (z)(1) to initial Registration Statement and incorporated herein by reference)
         (2) Power of Attorney for Ronald E. Hall (previously filed as Exhibit
         (z)(2) to initial Registration Statement and incorporated herein by reference)
         (3) Power of Attorney for Conrad W. Koski (previously filed as Exhibit
         (z)(3) to initial Registration Statement and incorporated herein by reference)
         (4)* Power of Attorney for Nadeem Yousaf (filed herewith)

---------------
*Filed herewith


ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Not applicable.

ITEM 25.   INDEMNIFICATION

         The Declaration of Trust of The Ambassador Funds (the "Trust") provides that a trustee, when acting in such capacity, shall not be personally liable to any person, other than the Trust or a shareholder to the extent provided in the Declaration of Trust (as described below), for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, investment adviser or principal underwriter of the Trust. The Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust and any person who is serving or has served at the Trust's request as a director, officer, trustee, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the Bylaws.

         The exercise by the Trustees of their powers and discretions under the Declaration of Trust shall be binding upon everyone interested. A Trustee shall be liable to the Trust and to any shareholder solely for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust, and shall be under no liability for any act or omission in accordance with such advice nor for failing to follow such advice.

         The Trust's by-laws provide that, subject to the exceptions and limitation described below, every person who is or was a Trustee, officer, employee or other agent of the Trust or is or was serving at the request of the Trust as a trustee, director, officer, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (collectively, an "agent") shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent.

         No indemnification shall be provided under the Trust's by-laws to an agent:

                  (a) who shall have been adjudicated by the court or other body before which the proceeding was brought to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (collectively, "disabling conduct"); or

                  (b) with respect to any proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the proceeding was brought that such agent was liable to the Trust or its Shareholders by reason of disabling conduct, unless there has been a determination that such agent did not engage in disabling conduct:

                      (i) by the court or other body before which the proceeding was brought;

                           (ii) by at least a majority of those Trustees who are
                  neither Interested Persons of the Trust nor are parties to the proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

                           (iii) by written opinion of independent legal counsel
                  based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that indemnification shall be provided hereunder to an agent with respect to any proceeding in the event of (1) a final decision on the merits by the court or other body before which the proceeding was brought that the agent was not liable by reason of disabling conduct, or (2) the dismissal of the proceeding by the court or other body before which it was brought for insufficiency of evidence of any disabling conduct with which such agent has been charged.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

         THE ADVISER. Ambassador Capital Management, LLC ("ACM") serves as investment adviser to the Registrant. ACM is registered as an investment adviser with the Securities and Exchange Commission. ACM specializes in the management of fixed income and cash portfolios for public and private sector retirement plans, municipalities, corporations, endowments and foundations. Set forth below are the names and principal businesses of the directors and executive officers of ACM.



Name of                                     Principal Business(es) During
Officers and Directors of ACM               at Least the Last Two Fiscal Years
-----------------------------               ----------------------------------

Brian T. Jeffries                           President since 1/98; Previously, Portfolio Manager and Partner,
                                            Munder Capital Management
Gregory A. Prost                            Chief Investment Officer since 1/00; Previously, Senior Portfolio Manager and
                                            Partner, Munder Capital Management
Kathryn J. Nurre                            Vice President and Portfolio Manager since 1/99; Previously, Portfolio
                                            Manager, First of Michigan Corp.
Gary R. Schaefer                            Vice President and Portfolio Manager since 10/00; Previously, Fund
                                            Manager, Monetta Financial


ITEM 27.  PRINCIPAL UNDERWRITERS

         (a) BISYS Fund Services Limited Partnership ("BISYS") acts as distributor and administrator for the Registrant. BISYS also distributes the securities of Alpine Equity Trust, Ambassador Funds, American Independence Funds Trust, American Performance Funds, AmSouth Mutual Funds, The BB&T Mutual Funds Group, The Coventry Group, The Eureka Funds, Fifth Third Funds, Hirtle Callaghan Trust, HSBC Advisor Funds Trust, HSBC Funds Trust, HSBC Investor Funds, HSBC Mutual Funds Trust, The Infinity Mutual Funds, Inc., The Infinity Mutual Funds, Inc., LEADER Mutual Funds, Metamarkets.com, Meyers Investment Trust, MMA Praxis Mutual Funds, M.S.D.&T. Funds, Old Westbury Funds, Inc., Pacific Capital Funds, Summit Investment Trust, USAlliance Funds Variable Insurance Products Trust, Variable Insurance Funds, The Victory Portfolios, The Victory Variable InsuranceFunds, Vintage Mutual Funds, Inc., Van Ness Funds and The Williamette Funds, each of which is an investment management company.

BISYS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. BISYS is located at 3435 Stelzer Road, Columbus, Ohio 43219. BISYS is an indirect wholly-owned subsidiary of The BISYS Group, Inc.

         (b) Directors, officers and partners of BISYS Fund Services Limited Partnership ("BISYS"), as of July 31, 2001 were as follows:




Name and Principal                                            Positions and Offices
Business Address           Positions and Offices with BISYS   with Registrant
----------------           --------------------------------   ---------------

BISYS Fund Services, Inc.  Sole General Partner               None
3435 Stelzer Road
Columbus, Ohio 43219

WC Subsidiary Corporation  Sole Limited Partner               None
150 Clove Road
Little Falls, NJ 07424



Officers of BISYS Fund Services Limited Partnership ("BISYS")(business addresses for each person and distributor unless noted otherwise is 3435 Stelzer Road, Columbus, OH 43219 and unless noted otherwise each person holds no position with the Fund):

         Charles L. Booth                   Executive Representative
         William J. Tomko                   Supervising Principal

         (c) Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

         All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Ambassador Capital Management, L.L.C.           211 West Fort Street, Suite 720
(Investment Adviser)                            Detroit, MI 48226

BISYS Fund Services Limited Partnership         3435 Stelzer Road
and BISYS Fund Services Ohio, Inc.              Columbus, Ohio 43219
(Administrator, Distributor, Transfer Agent and Fund Accountant)

Fifth Third Bank                                38 Fountain Square Plaza
(Custodian)                                     Cincinnati, Ohio 45263

ITEM 29.  MANAGEMENT SERVICES

         Not applicable.

ITEM 30.  UNDERTAKINGS

         Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Detroit, State of Michigan, on October 15, 2001.

                                            AMBASSADOR FUNDS

                                            By:/s/ Brian T. Jeffries
                                               ---------------------------------
                                               Brian T. Jeffries, President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registration Statement has been signed below by the following persons in the capacity shown below on October 15, 2001:

NAME                                TITLE


/s/ Brian T. Jeffries               Trustee and President
---------------------
Brian T. Jeffries                   (Chief Executive Officer)


         *                          Treasurer
---------------------
Nadeem Yousaf                       (Chief Financial and Accounting Officer)


         *                          Trustee
---------------------
Nicholas J. DeGrazia


         *                          Trustee
---------------------
Ronald E. Hall


         *                          Trustee
---------------------
Conrad W. Koski


/s/ Gregory A. Prost                Trustee
---------------------
Gregory A. Prost

*Executed on behalf of the indicated person by the undersigned, pursuant to power of attorney filed herewith.

By: /s/ Brian T. Jeffries
   ---------------------------------
        Brian T. Jeffries
        Attorney-In-Fact

                                  EXHIBIT INDEX

(i) Opinion and Consent of Dykema Gossett PLLC as to legality of shares being registered
(j)      Consent of Ernst & Young LLP
(z)(4)   Power of Attorney for Nadeem Yousaf